Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 22, 2021	Jun. 30, 2023	Dec. 31, 2022
Private Placement
Price of warrants		$ 1.00	$ 1.00
Private Placement | Private Warrants
Private Placement
Number of warrants to purchase shares issued	3,400,000	3,400,000	3,400,000
Price of warrants	$ 1.00	$ 1.00	$ 1.00
Aggregate purchase price	$ 3,400,000	$ 3,400,000	$ 3,400,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50